Indefinite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Balance	$ 95.6	$ 95.6
Foreign currency translation	0.1	0
Acquisitions	158.8
Balance	$ 254.5	$ 95.6